Statement of Cash Flows	5 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (33,707,942)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000
General and administrative expenses paid by related party	30,387
Change in fair value of derivative warrant liabilities	31,750,900
Financing costs – warrant liabilities	672,711
Interest income	(48,542)
Changes in operating assets and liabilities:
Prepaid expenses	(404,203)
Accounts payable	2,569
Accrued expenses	1,135,393
Net cash used in operating activities	(543,727)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(277,500,000)
Net cash used in investing activities	(277,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	100
Proceeds received from initial public offering, gross	277,500,000
Proceeds received from private placement	7,550,000
Offering costs paid	(5,978,903)
Repayment of note payable to related parties	(153,588)
Net cash provided by financing activities	278,917,609
Net increase in cash	873,882
Cash - beginning of the period
Cash - ending of the period	873,882
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	70,000
Offering costs included in note payable – related party	123,101
Deferred underwriting commissions	9,712,500
Original Value of Class A ordinary shares subject to possible redemption	211,817,230
Change in value of Class A ordinary shares subject to possible redemption	$ 1,778,930